Summary of Significant Accounting Policies - Summary of contract liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Liability [Abstract]
Beginning balance	$ 0	$ 1,100	$ 1,100
Additions to deferred revenue	0	1,728
Deferred revenue recognized	0	(183)	(1,100)	$ (3,843)
Ending balance	$ 0	$ 2,645	$ 0	$ 1,100